UNAUDITED CONDENSED BALANCE SHEET (Parentheticals) - $ / shares	Sep. 30, 2020	Jun. 30, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A common stock
Temporary equity, shares subject to possible redemption	11,258,033
Temporary equity, par value (in Dollars per share)	$ 0.0001
Temporary equity, redemption value (in Dollars per share)	10.00
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,258,467	0
Common stock, shares outstanding	1,258,467	0
Class B common stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,018,750	3,018,750
Common stock, shares outstanding	3,018,750	3,018,750